Note Payable (Details) (USD $)	9 Months Ended		1 Months Ended	3 Months Ended	9 Months Ended		1 Months Ended	2 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Feb. 28, 2013 TCA Global Credit Master Fund, LP [Member]	Sep. 30, 2013 TCA Global Credit Master Fund, LP [Member]	Sep. 30, 2013 TCA Global Credit Master Fund, LP [Member]	Feb. 22, 2013 TCA Global Credit Master Fund, LP [Member]	Oct. 31, 2013 TCA Global Credit Master Fund, LP [Member] Subsequent Event [Member]	Nov. 30, 2013 TCA Global Credit Master Fund, LP [Member] Subsequent Event [Member]	Jun. 30, 2013 TCA Global Credit Master Fund Lp First Amendment To Credit Agreement [Member]	Sep. 30, 2013 TCA Global Credit Master Fund Lp First Amendment To Credit Agreement [Member]	Sep. 30, 2013 TCA Global Credit Master Fund Lp First Amendment To Credit Agreement [Member]	Jun. 11, 2013 TCA Global Credit Master Fund Lp First Amendment To Credit Agreement [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 5,000,000
Debt instrument, face amount						300,000						550,000
Repayments of Lines of Credit							550,000	531,000
Line of Credit Facility, Interest Rate at Period End						18.00%
Line of Credit Facility, Commitment Fee Percentage			4.00%
Line Of Credit Facility, Commitment Fee Percentage increase			2.00%
Fees and costs deducted from proceeds of debt	63,575		42,150						21,425
Proceeds from Notes Payable	486,425		257,850						228,575
Stock issued during period as non-cash consideration, value			100,000						75,000
Stock issued during period as non-cash consideration, shares			99,010						75,000
Issuance Of Stock For Lender Fee Description			In the event that Facility Fee Shares are sold for less than $100,000, we have to pay Lender the balance of $100,000 less the amount of proceeds from the sale, or alternatively issue additional shares in an amount as to reach the $100,000 aggregate						In the event TCA does not receive at least $75,000 in net proceeds from the sale of those Advisory Shares, we are obligated to issue TCA additional shares of our common stock in an amount sufficient that, when sold, provides net proceeds to TCA equal to the $75,000 advisory fee
Debt issuance costs			166,633						108,104
Interest expense				48,525	166,633					78,487	108,104
Quarterly asset management fee			1,500						2,000
Credit agreement due diligence and document review fees			22,500						2,500
Transaction advisory fee									5,000
Transaction advisory fee percentage									2.00%
Credit agreement out of pocket charges									8,925
Credit agreement facility fee shares liability				100,000	100,000
Credit agreement finders fee paid									5,000
Stock redeemed, value							$ 175,000
Shares redeemed, shares							174,010